SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Transactions:

The Transactions were accounted for as a recapitalization as pre-combination Innoviz was determined to be the accounting acquirer under Financial Accounting Standards Board (FASB)’s Accounting Standards Codification Topic 805, Business Combinations (ASC 805). In connection with the recapitalization, outstanding share capital of the pre-combination Innoviz was converted into Company Ordinary Shares, representing a recapitalization, and the net assets of the Company remained at historical cost, with no goodwill or intangible assets recorded.

The pre-combination Innoviz was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of the pre-combination Innoviz.

Ordinary Share Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own share and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

Upon the closing of the Transactions, 7,499,991 public warrants and 1,918,750 private warrants, that were both issued by Collective Growth prior to the Transactions, were assumed by the Company and became Company Warrants outstanding to purchase Company Ordinary Shares.

Each warrant entitles the holder to purchase one Company Ordinary Share at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing 30 days after the completion of the Transactions and expire five years after the Closing Date or earlier upon redemption or liquidation. The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant at any time after they become exercisable, provided that the last sale price of the Company Ordinary Shares equals or exceeds $18 per share, subject to adjustments, for any 20-trading days within a 30-trading day period ending three business days prior to the date on which the Company sends the notice of redemption to the warrant holders. The private warrants have similar terms as the public warrants, except that the private warrants may be exercised for cash or on a cashless basis at the holder’s option and the private warrants will not be redeemed by the Company as long as they are held by the initial purchasers or their permitted transferees, but once they are transferred, they have the same rights as the public warrants.

As the private warrants include provisions that provide for potential changes to the settlement amounts that are dependent on the characteristics of the holder of the warrant, under ASC 815-40, those warrants are not indexed to the Company’s ordinary shares in the manner contemplated by that Section, so long as they are held by the initial purchasers or their permitted transferees. Therefore, the private warrants were classified as a liability, initially and subsequently measured at fair value through earnings.

Conversely, since the public warrants are indexed to the Company’s own share and qualify for equity classification under ASC Section 815-40.

As of December 31, 2022, 1,460,000 private warrants are no longer held by their initial purchasers or their permitted transferees. As a result, such private warrants have the same terms as the public warrants and were classified to equity. As of December 31, 2022, 458,750 private warrants remain outstanding.

b.	Use of estimates:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates and assumptions include inventory reserves, warranty provision, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s ordinary shares before the company became public, fair value of warrants liability and useful lives of property, plant, and equipment. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

c.	Financial statements in U.S. dollars:

A substantial portion of the Company’s financing activities, including equity transactions and cash investments, are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.

The Company has determined the functional currency of its foreign subsidiaries is the U.S. Dollar. The foreign operations are considered a direct and integral part or extension of the Company’s operations. The day-to-day operations of the foreign subsidiary are dependent on the economic environment of the U.S. Dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

e.	Cash and cash equivalents, restricted cash and restricted deposits:

The Company considers all highly liquid short-term deposits with original maturities of three months or less from the investment date to be cash equivalents. Cash equivalents consist primarily of amounts invested in short term deposits. Restricted cash and restricted deposits consist deposits that serve as collateral mainly for lease agreements at the Company’s financial institutions.

f.	Inventory:

Inventory is stated at the lower of cost or estimated net realizable value.

Cost of inventory is determined as follows:

Raw materials and work in process - based on weighted average cost.

Finished goods - based mainly on weighted average standard cost method.

The Company charges cost of revenues for write-downs of inventory which are obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, product development plans, component cost trends, manufacturing yields, demand forecasts, historical revenue and assumptions about future demand and market conditions.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, at the following annual rates:

%

Computers and software	33
Office furniture and equipment	20
Electronic and lab equipment	12.5-25
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

h.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2022, 2021 and 2020, the Company recorded impairment losses in the amount of $362, $599 and $496, respectively.

i.	Revenue recognition:

The Company follows the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which applies to all contracts with customers. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

•	identify the contract(s) with a customer;

•	identify the performance obligations in the contract;

•	determine the transaction price;

•	allocate the transaction price to the performance obligations in the contract; and

•	recognize revenue when (or as) the entity satisfies a performance obligation.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within the contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.

The Company evaluates each performance obligation to determine if it is satisfied at a point in time or over time.

Nature of Products and Services
The Company derives its revenues mainly from sales of LiDAR sensors and critical components. Revenue from LiDAR sensors and critical components is recognized at a point in time when the control of the goods is transferred to the customer, generally upon delivery.
The Company also provides application engineering services for its customers that are not part of a long-term production arrangement. Application engineering services revenue is recognized at a point in time or over time depending, among other considerations, on whether the Company has an enforceable right to payment for performance completed to date. Services to certain customers may require substantive customer acceptance due to performance acceptance criteria that is considered more than a formality. For these services, revenue is recognized upon customer acceptance. The Company did not recognize revenue related to application engineering services during the years ended December 31, 2022, 2021 and 2020 as acceptance criteria were not met.

In addition, during the year ended December 31, 2021, the Company received an upfront payment of $800 for optional future production which will be recognized once the production option is exercised or expires.

The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.
The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.
The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit.
Deferred Revenues
Deferred revenues, which represent a contract liability, include amounts paid by customers not yet recognized as revenues.

On December 7, 2017, the Company entered into an agreement with a tier-1 partner (“Partner”) to provide application engineering services. Revenue related to the agreement are deferred and recognized upon customer acceptance. As of December 31, 2022, the Company recorded deferred revenues of $2.6 million (refer also to Note 17).

Contract liabilities consist of deferred revenues and customer advanced payments. Deferred revenues include billings in excess of revenues recognized related to product sales and is recognized as revenue when the Company performs under the contract. In addition, deferred revenues, mostly related to obligations under development agreement with OEMs and Partner, is classified as contract liabilities and is included in advances from customers and deferred revenues in the Company’s consolidated balance sheets. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment terms. Customer advance payments are recognized as revenues when control of the performance obligation is transferred to the customer.

Contract liabilities consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Contract liabilities, current
Deferred revenues	$4,004	$135
Customer advance payment	78	61

Total	$4,082	$196

Contract liabilities, long-term
Deferred revenues	$61	$4,517

Total contract liabilities	$4,143	$4,713
During the year ended December 31, 2022, the Company recognized $75 that was included in deferred revenues balance at December 31, 2021.
During the year ended December 31, 2021, the Company recognized $196 that was included in deferred revenues balance at December 31, 2020.
Remaining Performance Obligation
The Company’s remaining performance obligations are comprised of product and engineering services revenues not yet delivered. As of December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $13,057  (out of which, $3,441 is recorded as short-term deferred revenues), which the Company expects to recognize as revenues.

Revenues (Reduction of Revenues) related to Magna (see also Note 17)

On October 12, 2020, the Company signed a Memorandum of Understanding (the “MOU”) with Magna, one of its shareholders and a tier-1 partner, to manufacture and sell an Optical Module to an OEM customer based on the Company’s design. According to the MOU, in order to allow the manufacture of the Optical Module, the Company will supply to Magna critical components and certain machinery which is required to meet specifications and requirements as agreed by the parties. The Company identified two performance obligations in the agreement – the first, delivering a production line to Magna, consisting of the agreed upon machinery and design; the second performance obligation is the Company’s obligation to enhance the production capacity of the production line.

In 2021, the Company has transferred control over the production line to Magna and completed the first performance obligation. As a result, revenue in an amount of $1,059 was recognized.
Revenue from future enhancements will be recognized when such enhancements are provided to Magna. As of December 31, 2022, as these enhancements were not provided, the Company recorded short-term and long-term deferred revenues in the amounts of $270 and $61, respectively.
In connection with the MOU, on December 10, 2020, the Company issued to Magna 1,755,966 Preferred C-1 Shares of no-par value, for no additional consideration.
Furthermore, on December 10, 2020, the Company signed a performance-based warrant agreement (the “Warrant”) with Magna, pursuant to which, upon the completion of certain milestones by Magna, the Company will issue to Magna warrants to receive up to: (i) 7,023,865 Ordinary Shares, in the event the Company will be registered as a public company before the issuance of the warrants, or (ii) 4,939,922 Preferred C-1 Shares in the event that the Company is not registered as a public company before the issuance of the warrants. The warrants will expire at the earlier of (i) March 31, 2023, or (ii) the date of the consummation of a change of control by the Company. As of December 31, 2022, the achievement of the performance condition was not probable.

Share-based payment awards granted to a customer are measured and classified in accordance with ASC 606 and reflected as a reduction of the transaction price and, therefore, of revenue unless the consideration is in exchange for a distinct good or service. Since the issuance of the Preferred C-1 Shares were not for distinct services, the fair value of which was not established, the Company reflected this amount as a reduction of net revenue.

j.	Warranty provision:

The Company provides standard product warranties, for its pre-SOP products, for period of up to twelve months, at no extra charge, that covers the compliance of the products with agreed-upon specifications. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. A provision is recorded for estimated warranty costs based on the Company’s experience.

Changes in the warranty provision, presented in accrued expenses and other current liabilities, was as follow:

	Year ended December 31,
	2022	2021

Balance at beginning of the year	$60	$27
Warranty provision	620	137
Warranty claims settled	(350)	(104)

Balance at end of the year	$330	$60

k.	Research and development expenses:

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products. Such costs related to software development are included in research and development expense until the technological feasibility is reached, which for the Company’s software products, is generally shortly before the products are released to production. Research and development costs are charged to the consolidated statements of operations as incurred.

l.	Patent costs:

Legal and related patent costs are charged to general and administrative expenses in the consolidated statements of operations as incurred, since their realization is uncertain.

m.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation—Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service period.

The Company selected the Black-Scholes option pricing model as the most appropriate model for determining the fair value for its share options awards, whereas the fair value of restricted share units is based on the closing market value of the underlying shares at the date of grant. The option pricing model requires several assumptions, of which the most significant are the expected share price volatility and the expected option term. The company recognizes forfeitures of equity-based awards as they occur. For graded vesting awards subject to a service condition only, the Company recognizes compensation expenses based on the straight-line method over the requisite service period.

A Monte-Carlo simulation model was used to determine the grant date fair value of the Company’s Management earn-out shares by simulating the future share price daily up to the expiration date of the award. For each simulation path we determined the value of the award.  The grant date fair value of this award is the average of the values determined by each simulation. The simulation was also used to derive the requisite service period.

n.	Accrued post-employment benefit:

Severance pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof.

The Company’s liability for all of its Israeli employees is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Severance pay expenses under Section 14 for the years ended December 31, 2022, 2021 and 2020, amounted to $3,586, $2,891 and $1,973, respectively.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

p.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities, bank deposits and restricted deposits.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. The Company believes that the financial institutions that hold the Company’s cash deposits are financially sound and, accordingly, bear minimal risk.

Trade receivables of the Company are mainly derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

The Company invests in marketable securities with an average credit rating of “A” and a maturity of up to three years. The Company’s investment policy is not to invest more than 5% of its investment portfolio in a single security.

q.	Trade receivables, net:

Trade receivables are recorded at the invoiced amount and do not bear interest. Trade receivables are periodically assessed for allowance for doubtful accounts, which is the Company’s best estimate. of the amount of credit losses inherent in its existing accounts receivable. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the current receivables aging and current payment patterns. The allowance of doubtful accounts was not material for the periods presented.

r.          Investment in marketable securities:
The Company’s investment in marketable securities consists of corporate and government debentures with quoted OTC market prices. All the Company’s marketable securities are classified as trading securities pursuant to ASC 320, “Investments - Debt Securities”. Marketable securities are stated at fair value as determined by the closing price of each security at balance sheet date. Unrealized gains and losses on these securities are included in financial income, net in the consolidated statements of operations.

s.	Fair value of financial instruments:

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities which are required to be measured at fair value.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Unadjusted quoted prices in active markets that are accessible on the measurement date for identical, unrestricted assets or liabilities.

Level 2 -	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 -	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies (see also Note 7). Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

t.	Loss per share:

The Company computes basic loss per share in accordance with ASC Topic 260, “Earnings per Share”, by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by considering the potential dilution that could occur upon the exercise of options granted under share-based compensation plans using the treasury stock method.

Prior to the Transactions, the Company computed net loss per share using the two-class method required for participating securities. The two-class method requires income available to common shareholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its preferred shares to be participating securities as the holders of the preferred shares were entitled to dividends that would have been distributed to the holders of common shares, on a pro-rata basis assuming conversion of all preferred shares into common shares. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

u.	Other comprehensive loss:

The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the periods presented.

v.	Recently adopted accounting pronouncement:

1.

On January 1, 2022, the Company adopted ASU No. 2016-02, “Leases” Topic 842 (“ASC 842”), using the modified retrospective method by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2022, are presented under ASC 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. The Company has elected the package of practical expedients permitted under the transition guidance, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct how and for what purpose the identified asset is used throughout the period of use.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all of the Company’s lease contracts do not meet any of the criteria above, the Company concluded that all of its lease contracts should be classified as operation leases.

ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on information available on the commencement date in determining the present value of lease payments. All ROU assets are reviewed for impairment. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise an extension option or not exercise a termination option.

As a result of the adoption of ASC 842 on January 1, 2022, the Company recorded both operating leases ROU assets and operating lease liabilities of $29 million. The ROU assets include adjustments for lease payable in the amount of $0.6 million. The adoption did not impact the Company’s beginning accumulated deficit, or its prior year consolidated statements of operations and statements of cash flows. The adoption did not have a material impact on the company’s current year consolidated statements of operations, other than the Company’s financial income (expenses), net which was impacted by a foreign exchange gain arising from its non U.S. dollar denominated lease liabilities. The adoption of this standard did not have a significant impact on the Company’s consolidated statements cash flows.

For further information on the Company’s leasing activities see Note 6.

2.

On January 1, 2022, Company adopted ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra-period tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The adoption of ASU No. 2019-12 did not have a material impact on the consolidated financial statements.

3.

On January 1, 2022, Company adopted ASU 2021-04—Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, which clarifies and reduces diversity in accounting for modifications or exchanges of freestanding equity-written call options that remain equity classified after modifications or exchanges based on the substance of the transactions. The adoption of ASU No. 2021-04 did not have a material impact on the consolidated financial statements.

w.

Recently issued accounting pronouncements not yet adopted:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments— Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company for fiscal years beginning after December 15, 2022. Early adoption is permitted. The adoption of ASU 2016-13 is not expected to have a material impact on the consolidated financial statements.